LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
LONG TERM BANK LOANS [Abstract]
Schedule of Long Term Bank Loans
	Bank Name	Interest Rate per Annum	December 31,
			2013	2012
Due August 8, 2013, guaranteed by Ossen Material Research, collateral by Fixes assets, subsequently repaid on due date	CCB Jiu Jiang Branch	7.31%	-	4,438,386
Total long-term bank loans			-	4,438,386
Less: current portion			-	4,438,386
Long-term bank loans, less current portion			$-	$-